QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21958
                -------------------------------------------------
                       Investment Company Act file number


                              DGHM Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


             8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801

                                 with a copy to

                                 John H. Lively
                           Husch Blackwell Sanders LLP
                          4801 Main Street, Suite 1000
                              Kansas City, MO 64112

      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                 (800) 653-2839
       -------------------------------------------------------------------
               Registrant's telephone number, including area code:

                  Date of fiscal year end: Last day of February
                         -------------------------------

                      Date of reporting period: 11/30/2008
                       -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.

                             DGHM ALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                November 30, 2008
                                   (unaudited)

     Number of                                  % of Total     Market
      Shares      Security Description          Investments     Value
     --------     ----------------------------  ----------   ------------
     --------     ----------------------------  ----------   ------------

                  COMMON STOCKS                    96.08%

                  AEROSPACE/DEFENSE:                3.04%
      20,486      General Dynamics Corporation                 1,058,512
                                                             ------------
                                                             ------------

                  BANKS:                            5.59%
      24,860      City National Corporation                    1,090,857
      49,910      Old National Bancorp                           857,454
                                                             ------------
                                                             ------------
                                                               1,948,311
                                                             ------------
                                                             ------------

                  CHEMICALS:                        4.16%
      21,310      Lubrizol Corporation                           748,407
      16,015      PPG Industries, Inc.                           703,379
                                                             ------------
                                                             ------------
                                                               1,451,786
                                                             ------------
                                                             ------------

                  COMPUTERS:                        4.04%
       7,765      International Business Machines Corporation    633,624
      57,665      Teradata Corporation                           774,441
                                                             ------------
                                                             ------------
                                                               1,408,065
                                                             ------------
                                                             ------------

                  DIVERSIFIED FINANCIAL SERVICES:   4.66%
      63,145      Invesco Limited                                792,470
      26,305      JPMorgan Chase & Co.                           832,816
                                                             ------------
                                                             ------------
                                                               1,625,286
                                                             ------------
                                                             ------------

                  ELECTRIC:                         7.12%
      34,190      Nstar                                        1,213,745
      41,110      Public Service Enterprise Group Incorporated 1,270,299
                                                             ------------
                                                             ------------
                                                               2,484,044
                                                             ------------
                                                             ------------

                  ENVIRONMENTAL CONTROL:            2.58%
      30,830      Waste Management                               900,236
                                                             ------------
                                                             ------------

                  FOOD:                             6.19%
      21,600      Kellogg Company                                938,088
      44,120      The Kroger Company                           1,220,359
                                                             ------------
                                                             ------------
                                                               2,158,447
                                                             ------------
                                                             ------------

                  HEALTHCARE-SERVICES:              7.38%
      25,135      DaVita, Inc.                                 1,263,034
      28,130      Quest Diagnostics, Inc.                      1,310,014
                                                             ------------
                                                             ------------
                                                               2,573,048
                                                             ------------
                                                             ------------

                  INSURANCE:                        6.14%
      23,630      Reinsurance Group of Ameica, Inc.              959,378
      27,030      The Travelers Companies, Inc.                1,179,860
                                                             ------------
                                                             ------------
                                                               2,139,238
                                                             ------------
                                                             ------------

                  INTERNET:                         2.59%
      68,770      Ebay, Inc.                                     902,950
                                                             ------------
                                                             ------------

                  MEDIA:                            2.49%
      96,095      Time Warner, Inc.                              869,660
                                                             ------------
                                                             ------------

                  METAL FABRICATION/HARDWARE:       2.20%
      32,880      Mueller Industries, Inc.                       766,104
                                                             ------------
                                                             ------------

                  MISCELLANEOUS MANUFCATURING:      9.31%
      21,100      3M Company                                   1,412,223
      23,920      Dover Corporation                              713,533
      23,615      Teleflex Incorporated                        1,118,879
                                                             ------------
                                                             ------------
                                                               3,244,635

                  OIL & GAS:                        9.91%
      25,530      EnCana Corporation                           1,195,059
      24,825      Occidental Petroleum Corporation             1,344,024
      45,560      Pioneer Natural Resources Company              914,845
                                                             ------------
                                                             ------------
                                                               3,453,928
                                                             ------------
                                                             ------------

                  OIL & GAS SERVICES:               2.80%
      81,470      BJ Services Company                            976,825
                                                             ------------
                                                             ------------

                  REAL ESTATE INVESTMENT TRUST:     2.87%
      18,730      Vornado Realty Trust                         1,001,118
                                                             ------------
                                                             ------------

                  RETAIL:                           5.07%
      69,370      Collective Brands , Inc.                       530,680
      61,630      The Gap Inc.                                   802,423
      29,810      NBTY, Inc.                                     434,332
                                                             ------------
                                                             ------------
                                                               1,767,435
                                                             ------------
                                                             ------------

                  SAVINGS & LOANS:                  3.32%
      60,680      People's United Financial, Inc.              1,157,168
                                                             ------------
                                                             ------------

                  TELECOMMUNICATIONS:               4.62%
      49,690      Telephone & Data Systems, Inc.               1,612,441
                                                             ------------
                                                             ------------

                  Total Securities                 96.08%   $ 33,499,237
                  Cash and Cash Equivalents         3.92%      1,367,702
                                                ----------   ------------
                                                ----------   ------------
                  TOTAL INVESTMENTS               100.00%   $ 34,866,939
                                                ==========   ============
                                                ==========   ============



     FAS 157 Footnote Disclosure:

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

              Level 1 - quoted prices in active markets for identical securities

              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of November 30, 2008:

     Valuation Inputs:                        Investment in Securities:
     -----------------                        -------------------------
     Level 1 - Quoted Prices                    $ 33,499,237
     Level 2 - Other Significant Observable In#uts      -
     Level 3 - Significant Unobservable Inputs#         -
                                                ----------
                                                ----------
      Total:                                    $ 33,499,237
                                                ----------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGHM Investment Trust
             -----------------------------

By:  /s/ Jeffrey C. Baker
     -------------------------------------
         Jeffrey C. Baker
         Principal Executive Officer

Date: January 29, 2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Jeffrey C. Baker
     -------------------------------------
        Jeffrey C. Baker
        Principal Executive Officer

Date: January 29, 2009
      ------------------------------------


By:  /s/ Thomas F. Gibson
     -------------------------------------
        Thomas F. Gibson
        Principal Financial Officer

Date: January 29, 2009
      ------------------------------------